Summary of Significant Accounting Policies - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0	$ 0